Financial Instruments - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		$ 1,600	$ 2,150
Total assets	[1]	159,422	171,797
Total liabilities		1,024	691
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		19,595	24,937
Total liabilities		1,024	691
Government and agency debt - non-U.S. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		9,703	12,629
Corporate and Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	[2]	5,878	7,823
Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,260	1,523
Total liabilities		0	0
Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		18,335	23,414
Total liabilities		1,024	691
Short-term Investments [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		1,600	2,150
Available-for-sale securities, debt securities		15,091	15,362
Total short-term investments		16,691	17,512
Short-term Investments [Member] | Money market funds [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		1,571	2,115
Short-term Investments [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		29	35
Short-term Investments [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		9,609	12,242
Short-term Investments [Member] | Corporate and Other [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		5,482	3,120
Short-term Investments [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		17	16
Available-for-sale securities, debt securities		0	0
Total short-term investments		17	16
Short-term Investments [Member] | Level 1 [Member] | Money market funds [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		0	0
Short-term Investments [Member] | Level 1 [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		17	16
Short-term Investments [Member] | Level 1 [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		0	0
Short-term Investments [Member] | Level 1 [Member] | Corporate and Other [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		0	0
Short-term Investments [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		1,583	2,134
Available-for-sale securities, debt securities		15,091	15,362
Total short-term investments		16,674	17,496
Short-term Investments [Member] | Level 2 [Member] | Money market funds [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		1,571	2,115
Short-term Investments [Member] | Level 2 [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		11	19
Short-term Investments [Member] | Level 2 [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		9,609	12,242
Short-term Investments [Member] | Level 2 [Member] | Corporate and Other [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		5,482	3,120
Other Current Assets [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		574	337
Other Current Assets [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		97	104
Other Current Assets [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		477	234
Other Current Assets [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		0	0
Other Current Assets [Member] | Level 1 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		0	0
Other Current Assets [Member] | Level 1 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		0	0
Other Current Assets [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		574	337
Other Current Assets [Member] | Level 2 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		97	104
Other Current Assets [Member] | Level 2 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		477	234
Long-term Investments [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		491	5,090
Trading funds and securities		1,273	1,514
Total long-term investments		1,764	6,603
Long-term Investments [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		1,223	1,440
Long-term Investments [Member] | Trading securities [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		50	73
Long-term Investments [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		94	387
Long-term Investments [Member] | Corporate and Other [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		397	4,702
Long-term Investments [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		0	36
Trading funds and securities		1,243	1,472
Total long-term investments		1,243	1,507
Long-term Investments [Member] | Level 1 [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		1,193	1,398
Long-term Investments [Member] | Level 1 [Member] | Trading securities [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		50	73
Long-term Investments [Member] | Level 1 [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		0	0
Long-term Investments [Member] | Level 1 [Member] | Corporate and Other [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		0	36
Long-term Investments [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		491	5,054
Trading funds and securities		30	42
Total long-term investments		521	5,096
Long-term Investments [Member] | Level 2 [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		30	42
Long-term Investments [Member] | Level 2 [Member] | Trading securities [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		0	0
Long-term Investments [Member] | Level 2 [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		94	387
Long-term Investments [Member] | Level 2 [Member] | Corporate and Other [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		397	4,667
Other Noncurrent Assets [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		566	484
Other Noncurrent Assets [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		335	477
Other Noncurrent Assets [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		232	7
Other Noncurrent Assets [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		0	0
Other Noncurrent Assets [Member] | Level 1 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		0	0
Other Noncurrent Assets [Member] | Level 1 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		0	0
Other Noncurrent Assets [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		566	484
Other Noncurrent Assets [Member] | Level 2 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		335	477
Other Noncurrent Assets [Member] | Level 2 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		232	7
Other Current Liabilities [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		82	201
Other Current Liabilities [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		5	1
Other Current Liabilities [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		78	201
Other Current Liabilities [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		0	0
Other Current Liabilities [Member] | Level 1 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		0	0
Other Current Liabilities [Member] | Level 1 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		0	0
Other Current Liabilities [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		82	201
Other Current Liabilities [Member] | Level 2 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		5	1
Other Current Liabilities [Member] | Level 2 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		78	201
Other Noncurrent Liabilities [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		942	490
Other Noncurrent Liabilities [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		378	177
Other Noncurrent Liabilities [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		564	313
Other Noncurrent Liabilities [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		0	0
Other Noncurrent Liabilities [Member] | Level 1 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		0	0
Other Noncurrent Liabilities [Member] | Level 1 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		0	0
Other Noncurrent Liabilities [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		942	490
Other Noncurrent Liabilities [Member] | Level 2 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		378	177
Other Noncurrent Liabilities [Member] | Level 2 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		$ 564	$ 313

[1]	Amounts may not add due to rounding.
[2]	Primarily issued by a diverse group of corporations.